BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 29, 2017	Nov. 25, 2015	Oct. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Jan. 13, 2017	Sep. 28, 2016	Mar. 23, 2016	Jan. 28, 2016	Jan. 06, 2016	Dec. 11, 2015	Jun. 25, 2014	Aug. 28, 2013	Jun. 20, 2013
Interest expense
Interest capitalized - project assets				$ 13,274	$ 47,881	$ 102
Interest capitalized - solar power systems					3,113	23,328
Interest capitalized - property, plant, and equipment				1,010	819	912
Interest expense				117,971	69,723	54,148
Total interest incurred				132,255	$ 121,536	$ 78,490
Credit facility
BORROWINGS
Maximum borrowing capacity				$ 3,477,650
Credit facility | Minimum
BORROWINGS
Floating interest rate (as a percent)				0.00%
Credit facility | Maximum
BORROWINGS
Floating interest rate (as a percent)				7.485%
Syndicated loan agreement arranged by Credit Suisse | Senior secured term loan
BORROWINGS
Debt term			2 years
Maximum number of common stock could be purchased by Warrants			1,348,040										940,171
Exercise price of warrant (in dollars per share)			$ 24.48										$ 28.08
Canadian Solar New Energy (Tumushuke) Co. Ltd.
BORROWINGS
Percentage of ownership interest																100.00%
Canadian Solar New Energy (Tumushuke) Co. Ltd. | China Development Bank, Suzhou Branch | Loan agreement for payment of the project costs | Credit facility
BORROWINGS
Maximum borrowing capacity																$ 41,312
Outstanding balance of credit facility				$ 24,946
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility
BORROWINGS
Maximum borrowing capacity															$ 7,652
Outstanding balance of credit facility				3,826
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility
BORROWINGS
Maximum borrowing capacity														$ 64,277
Outstanding balance of credit facility				52,924
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility				19,944
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility				26,093
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Local Chinese state-owned company (companies) | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2020
BORROWINGS
Repayment of credit facility				6,887
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation ("IFC") | Loan agreement for construction of company's solar cell and module production facilities | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility				5,008
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation (IFC) | Loan agreement for construction of company's solar cell and module production facilities | Credit facility
BORROWINGS
Maximum borrowing capacity											$ 60,000
Outstanding balance of credit facility				15,025
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation (IFC) | Loan agreement for construction of company's solar cell and module production facilities | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility				5,008
Canadian Solar Solutions Inc. and Canadian Solar Manufacturing Vietnam Co., Ltd. | International Finance Corporation (IFC) | Loan agreement for construction of company's solar cell and module production facilities | Credit facility | Repayment due in 2020
BORROWINGS
Repayment of credit facility				5,009
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity										$ 47,290
Outstanding balance of credit facility				24,512
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility				15,923
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility				2,813
CSI Cells Co, Ltd | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2020
BORROWINGS
Repayment of credit facility				5,776
Canadian Solar Manufacturing (Luoyang) Inc. | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity												$ 9,182
Outstanding balance of credit facility				8,446
Canadian Solar Manufacturing (Luoyang) Inc. | Ping An International Financial Leasing Co | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity	$ 2,619
Outstanding balance of credit facility				1,660
Debt term	2 years
Canadian Solar Manufacturing (Luoyang) Inc. | Ping An International Financial Leasing Co | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2018
BORROWINGS
Outstanding balance of credit facility				1,319
Canadian Solar Manufacturing (Luoyang) Inc. | Ping An International Financial Leasing Co | Loan agreement for long-term working capital financing | Credit facility | Repayment due in 2019
BORROWINGS
Outstanding balance of credit facility				341
Canadian Solar Projects K.K | Sumitomo Mitsui Banking Corporation | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity									$ 87,852
Outstanding balance of credit facility				87,852
Canadian Solar Japan K.K. | Local Chinese state-owned company (companies) | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity												$ 8,164
Outstanding balance of credit facility				8,164
Canadian Solar Sun Energy (Suzhou) Co [Member] | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility
BORROWINGS
Maximum borrowing capacity							$ 21,426
Outstanding balance of credit facility				9,183
Canadian Solar Sun Energy (Suzhou) Co [Member] | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2018
BORROWINGS
Outstanding balance of credit facility				3,306
Canadian Solar Sun Energy (Suzhou) Co [Member] | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2019
BORROWINGS
Outstanding balance of credit facility				3,306
Canadian Solar Sun Energy (Suzhou) Co [Member] | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2020
BORROWINGS
Outstanding balance of credit facility				2,571
Canadian Solar Manufacturing (Thailand) Co., Ltd. | Syndicate Of Banks | Syndicated Loan Agreement | Credit facility
BORROWINGS
Maximum borrowing capacity								$ 210,000
Outstanding balance of credit facility				67,215
Recurrent | Ping An Bank | Loan agreement for project development and operation | Credit facility
BORROWINGS
Maximum borrowing capacity		$ 150,000
Outstanding balance of credit facility				$ 150,000
Recurrent | CSI Solar Power Inc. | Loan agreement for project development and operation | Credit facility
BORROWINGS
Loan secured percentage		100.00%